UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:___

This Amendment (Check only one.):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Patriot Financial Partners GP, LP
               ---------------------------------
Address:       Cira Centre
               ---------------------------------
               2929 Arch Street, 27th Floor
               ---------------------------------
               Philadelphia, PA 19104-2868
               ---------------------------------
Form 13F File Number: 28-14646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:          W. Kirk Wycoff
               ---------------------------------
Title:         Managing Partner
               ---------------------------------
Phone:         (215) 399-4650
               ---------------------------------

Signature, Place, and Date of Signing:

    /s/W. Kirk Wycoff                Philadelphia, PA         August 6, 2012
   ------------------               -----------------        ---------------
      [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1
                                                --------------

Form 13F Information Table Entry Total:         11
                                                --------------

Form 13F Information Table Value Total:         $154,763
                                                --------------
                                                (thousands)

List of Other Included Managers:

Patriot Financial Partners GP, LLC


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

                           FORM 13F INFORMATION TABLE

        COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
-------------------------  ---------------- ---------- --------- ---------------------  ----------- -------- -----------------------
                                                         VALUE    SHRS OR     SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT     PRN CALL  DISCRETION  MANAGER   SOLE      SHARED  NONE
-------------------------  ---------------- ---------- --------- ----------- ---- ----  ----------  -------- ---------- ------- ----
1st United Bancorp, Inc.     Common         33740N105   14,249    2,294,583   SH        SOLE                 2,294,583   0        0
BNC Bancorp                  Common         05566T101      458       58,300   SH        SOLE                    58,300   0        0
Cape Bancorp, Inc.           Common         139209100   10,783    1,297,605   SH        SOLE                 1,297,605   0        0
Cardinal Financial
  Corporation                Common         14149F109   18,703    1,523,055   SH        SOLE                 1,523,055   0        0
Central Valley
  Community Bancorp          Common         155685100    7,886    1,142,862   SH        SOLE                 1,142,862   0        0
Guaranty Bancorp             Common         40075T102   36,762   17,589,334   SH        SOLE                17,589,334   0        0
Heritage Commerce Corp       Common         426927109   16,868    2,595,000   SH        SOLE                 2,595,000   0        0
Heritage Oaks Bancorp        Common         42724R107   20,654    3,708,165   SH        SOLE                 3,708,165   0        0
Palmetto Bancshares, Inc.    Common         697062206   18,290    2,438,608   SH        SOLE                 2,438,608   0        0
Porter Bancorp, Inc.         Common         736233107    1,772    1,173,629   SH        SOLE                 1,173,629   0        0
Southern National
  Bancorp of Virginia, Inc.  Common         843395104    8,338    1,100,000   SH        SOLE                 1,100,000   0        0